FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets
Except as detailed in the following table, the carrying amounts of financial assets and liabilities included in the consolidated statement of financial position as of December 31, 2018 and 2017, approximate to their fair values.

	December 31, 2018		December 31, 2017
	Carrying amount	Fair value	Carrying amount	Fair value
Non-current assets
Other receivables
Guarantee deposits	1,681	1,539	1,347	1,226
Tax credit - VAT (*)	356	326	2,025	2,096
Income tax credits	1,259	1,153	2,129	2,059
Tax credit - Software Promotion Regime	749	686	132	45
Other tax credits	170	157	105	56
	4,215	3,861	5,738	5,482

(*) Net of allowance for impairment of tax credits.

	As of December 31,
	2018	2017
Financial assets
Cash and cash equivalents	77,606	52,525
Financial assets measured at FVPL	4,050	7,620
Financial assets measured at FVOCI	4,585	527
Other financial assets (2)	895	1,428
Assets measured at amortised cost	160,963	126,171

Financial liabilities
Other financial liabilities (1)	12,765	29,238
Amortised cost
Trade payables	17,578	11,640
Payroll and social security taxes	58,535	40,472
Borrowings	—	6,011
Tax liabilities	7,399	5,253
Other liabilities	44	20

(1) As of December 31, 2018, other financial liabilities include 3,070, 3,873 and 2,844 related to contingent liability arisen in Small Footprint, Clarice and Ratio acquisitions, respectively, which are measured at fair value (see note 28.9.1).
(2) As of December 31, 2018, other financial assets include foreign exchange forward contracts of 44 measured at fair value through profit and loss, convertible notes of 106 measured at fair value through profit and loss, financial asset related to the acquisition of Clarice of 400 which is measured at fair value through profit and loss, and 345 of guarantee payments related to the future lease of a property under construction measured at amortised cost.

	Foreign currency	Notional foreign	Fair value assets /
Settlement date	rate from contracts	currency rate	(liabilities)
January 31, 2019	40.06	39.67	26
February 28, 2019	41.54	41.17	15
April 30, 2019	44.44	44.30	3
Fair value as of December 31, 2018			44

April 30, 2019	44.26	44.30	(1)
May 31, 2019	45.74	45.92	(5)
May 31, 2019	45.69	45.92	(6)
Fair value as of December 31, 2018			(12)

	Foreign currency	Notional foreign	Fair value assets /
	rate from contracts	currency rate	(liabilities)
Less than 3 months	18.05	18.95	73
Fair value as of December 31, 2017			73

Disclosure of financial liabilities

Outstanding balances of financial liabilities related to the abovementioned acquisitions as of December 31, 2018 and 2017 are as follows:

	As of December 31, 2018		As of December 31, 2017
	Other financial liabilities - current	Other financial liabilities - non current	Other financial liabilities - current	Other financial liabilities - non current

Huddle Group	—	—	110	—
Clarice	3,127	1,527	3,119	4,497
Subscription agreement	400	—	800	—
Put option on minority interest of Dynaflows	—	—	—	2,797
WAE	—	—	924	—
L4	—	—	1,845	1,803
Ratio	1,992	851	1,666	2,216
PointSource	746	1,040	2,200	7,261
Small Footprint	3,070	—	—	—
Total	9,335	3,418	10,664	18,574

	As of December 31,
	2018	2017
Financial assets
Cash and cash equivalents	77,606	52,525
Financial assets measured at FVPL	4,050	7,620
Financial assets measured at FVOCI	4,585	527
Other financial assets (2)	895	1,428
Assets measured at amortised cost	160,963	126,171

Financial liabilities
Other financial liabilities (1)	12,765	29,238
Amortised cost
Trade payables	17,578	11,640
Payroll and social security taxes	58,535	40,472
Borrowings	—	6,011
Tax liabilities	7,399	5,253
Other liabilities	44	20

(1) As of December 31, 2018, other financial liabilities include 3,070, 3,873 and 2,844 related to contingent liability arisen in Small Footprint, Clarice and Ratio acquisitions, respectively, which are measured at fair value (see note 28.9.1).
(2) As of December 31, 2018, other financial assets include foreign exchange forward contracts of 44 measured at fair value through profit and loss, convertible notes of 106 measured at fair value through profit and loss, financial asset related to the acquisition of Clarice of 400 which is measured at fair value through profit and loss, and 345 of guarantee payments related to the future lease of a property under construction measured at amortised cost.

Sensitivity analysis for types of market risk
The following tables illustrate the Company's sensitivity to increases and decreases in the U.S. dollar against the relevant foreign currency. The following sensitivity analysis includes outstanding foreign currency denominated monetary items at December 31, 2018 and adjusts their translation at the year-end for changes in U.S. dollars against the relevant foreign currency.

			Gain/(loss)
Account	Currency	Amount	% Increase	Amount	% Decrease	Amount

Net balances	Argentine pesos	10,147	30%	(3,462)	10%	(587)
	Colombian pesos	(7,148)	10%	630	10%	(738)
	Indian rupees	492	10%	(47)	10%	46
	Total	3,491		(2,879)		(1,279)

The following sensitivity analysis includes costs incurred in foreign currencies during the year ended December 31, 2018 and adjusts their translation for the year ended December 31, 2018 for changes in U.S. dollars against the relevant foreign currencies.

			Gain/(loss)
Account	Currency	Amount	% Increase	Amount	% Decrease	Amount

Costs	Argentine pesos	(127,599)	30%	29,446	10%	(12,760)
	Colombian pesos	(69,944)	10%	6,359	10%	(6,994)
	Indian rupees	(20,533)	10%	1,867	10%	(2,053)
	Total	(218,076)		37,672		(21,807)

Disclosure of maturity analysis for non-derivative financial liabilities
The table below analyzes financial liabilities into relevant maturity groups based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Expected Maturity Date
	2019	2020	2021	Thereafter	Total

Other financial liabilities	9,347	3,418	—	—	12,765
TOTAL	9,347	3,418	—	—	12,765

Disclosure of fair value measurement of assets
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds	—	4,050	—	4,050
Bills issued by the Treasury of the Argentine Republic ("LETEs")	—	1,015	—	1,015
Bills issued by the Treasury Department of the U.S. ("T-Bills")	—	3,493	—	3,493
Capitalizable bills issued by the Treasury of the Argentine Republic ("LECAPs")	—	77	—	77
Foreign exchange forward contracts	—	44	—	44
Convertibles notes	—	106	—	106

Financial liabilities
Contingent consideration	—	—	9,767	9,767
Foreign exchange forward contracts	—	12	—	12

	As of December 31, 2017
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds	—	7,620	—	7,620
Bills issued by the Argentine Central Bank ("LEBACs")	—	527	—	527
Foreign exchange forward contracts	—	73	—	73
Call option on minority interest (see note 24.3)	—	—	455	455
Convertibles notes	—	100	—	100

Financial liabilities
Contingent consideration	—	—	23,905	23,905
Put option on minority interest (see note 24.3)	—	—	2,797	2,797

Disclosure of fair value measurement of liabilities
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds	—	4,050	—	4,050
Bills issued by the Treasury of the Argentine Republic ("LETEs")	—	1,015	—	1,015
Bills issued by the Treasury Department of the U.S. ("T-Bills")	—	3,493	—	3,493
Capitalizable bills issued by the Treasury of the Argentine Republic ("LECAPs")	—	77	—	77
Foreign exchange forward contracts	—	44	—	44
Convertibles notes	—	106	—	106

Financial liabilities
Contingent consideration	—	—	9,767	9,767
Foreign exchange forward contracts	—	12	—	12

	As of December 31, 2017
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds	—	7,620	—	7,620
Bills issued by the Argentine Central Bank ("LEBACs")	—	527	—	527
Foreign exchange forward contracts	—	73	—	73
Call option on minority interest (see note 24.3)	—	—	455	455
Convertibles notes	—	100	—	100

Financial liabilities
Contingent consideration	—	—	23,905	23,905
Put option on minority interest (see note 24.3)	—	—	2,797	2,797

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
The following table shows the results from remeasurement of the contingent considerations described above:

	For the year ended December 31,
	2018	2017	2016
Gain on remeasurement of the contingent consideration of PointSource	5,506	—	—
(Loss) gain on remeasurement of the contingent consideration of Clarice	—	(1,173)	418
Gain on remeasurement of the contingent consideration of L4	1,848	4,058	—
Gain on remeasurement of the contingent consideration of WAE	—	3,850	—
Loss on remeasurement of the contingent consideration of Ratio	(654)	—	—
TOTAL	6,700	6,735	418
The following table shows the reconciliation of recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	Financial Assets	Financial liabilities
	Call option on minority interest	Contingent consideration	Put option on minority interest
December 31, 2016	319	23,314	4,388
Fair value remeasurement (1)	136	(6,878)	(1,591)
Acquisition of business (1)	—	13,199	—
Payments (2)	—	(5,990)	—
Interests (1)	—	260	—
December 31, 2017	455	23,905	2,797

	Financial Assets	Financial liabilities
	Call option on minority interest	Contingent consideration	Put option on minority interest
December 31, 2017	455	23,905	2,797
Fair value remeasurement (1)	—	(6,700)	(1,611)
Reclassification to amortised cost (1)	—	(1,778)	—
Derecognition of call option (1)	(455)	—	—
Acquisition of business (1)	—	3,029	—
Payments (2)	—	(8,947)	(1,186)
Interests (1)	—	258	—
December 31, 2018	—	9,767	—

(1) Non-cash transactions.
(2) Cash transactions included in investing activities in the Consolidated Statement of Cash Flows.